ACQUISITIONS - Consideration Transferred (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Sep. 16, 2020 USD ($) shares $ / shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 shares	Sep. 16, 2020 $ / shares
Disclosure of detailed information about business combination [line items]
Increase (decrease) through acquisition of subsidiary, equity		$ 2,649,355
Deferred Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares		234,440	0
Restricted Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares		998,901	0
Performance Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares		985,489	0
Issued capital
Disclosure of detailed information about business combination [line items]
Increase (decrease) through acquisition of subsidiary, equity		$ 2,127,284
Alacer
Disclosure of detailed information about business combination [line items]
Share consideration	$ 2,127,284
Total identifiable net assets	2,179,647
Liabilities from share-based payment transactions related to other equity instruments	23,800
Non-current liabilities from share-based payment transactions related to other equity instruments	13,200
Alacer | Restricted Share Units, Performance Share Units and Deferred Share Units
Disclosure of detailed information about business combination [line items]
Share consideration	$ 52,363
Alacer | Issued capital
Disclosure of detailed information about business combination [line items]
Common shares issued in acquisition (in shares) | shares	95,699,911
Share price of common stock issued from business acquisition (USD per share) | (CAD per share) | (per share)	$ 22.22			$ 29.31
Share price of other equity instruments issued from business acquisition (USD per share) | (CAD per share) | (per share)	$ 7.21			$ 9.51
Increase (decrease) through acquisition of subsidiary, equity	$ 15,400
Alacer | Issued capital | Deferred Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares	1,158,071
Alacer | Issued capital | Restricted Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares	3,570,261
Alacer | Issued capital | Performance Share Units
Disclosure of detailed information about business combination [line items]
Issued in connection with Alacer acquisition (in units) | shares	3,463,023